Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
Grant income	$ 338	$ 443	$ 2,302	$ 869
Operating expenses:
Research and development	(26,173)	(8,863)	(48,738)	(20,490)
General and administrative	(11,370)	(8,103)	(20,926)	(12,433)
Total operating expenses, net	(37,205)	(16,523)	(67,362)	(32,054)
Other income (expense):
Interest income	1,073	266	1,615	555
Other income	4,380	6,390	3,396	3,449
Total other income, net	5,453	6,656	5,011	4,004
Net loss before income tax	(31,752)	(9,867)	(62,351)	(28,050)
Income tax benefit	3,274	2,217	6,696	3,683
Net loss attributable to ordinary shareholders	(28,478)	(7,650)	(55,655)	(24,367)
Other comprehensive loss:
Foreign currency exchange translation adjustment	(8,872)	(11,206)	(3,821)	(6,242)
Total comprehensive loss	$ (37,350)	$ (18,856)	$ (59,476)	$ (30,609)
Basic and diluted net loss per ordinary share (usd per share)	$ (0.65)	$ (0.26)	$ (1.34)	$ (0.84)
Weighted-average basic and diluted ordinary shares (shares)	43,611,531	29,386,128	41,552,718	29,111,323